Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Cash and cash equivalents	$ 30,331	$ 24,965	$ 8,726
Restricted cash (included in other assets)	107
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 30,438	$ 25,238	$ 8,726	$ 8,345